SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2012
Land, Buildings and Improvements [Member] | Minimum [Member]
Property Plant and Equipment Straight Line Basis	2.50%
Land, Buildings and Improvements [Member] | Maximum [Member]
Property Plant and Equipment Straight Line Basis	5.00%
Paper Machinery and Equipment [Member] | Minimum [Member]
Property Plant and Equipment Straight Line Basis	5.00%
Paper Machinery and Equipment [Member] | Maximum [Member]
Property Plant and Equipment Straight Line Basis	10.00%
Pulp Machinery and Equipment [Member] | Minimum [Member]
Property Plant and Equipment Straight Line Basis	5.00%
Pulp Machinery and Equipment [Member] | Maximum [Member]
Property Plant and Equipment Straight Line Basis	10.00%